Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED AUGUST 6, 2021

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS

AND THE INSTITUTIONAL, CLASS R AND CLASS R6 SHARES PROSPECTUS,

each DATED FEBRUARY 1, 2021, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus and the Institutional, Class R and Class R6 Prospectus, each dated February 1, 2021 (collectively, the “Prospectuses”), with respect to Sterling Capital Mid Value Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital SMID Opportunities Fund.

Sterling Capital Mid Value Fund

Effective August 31, 2021, William C. Smith is appointed as co-portfolio manager of Sterling Capital Mid Value Fund.

Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Sterling Capital Mid Value Fund is hereby deleted and replaced with the following:

Portfolio Managers

Patrick W. Rau

Managing Director of Sterling Capital and Co-Portfolio Manager

Since February 2021

William C. Smith

Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2021

(formerly, Associate Portfolio Manager from February 2021 – August 2021)

Lee D. Houser

Executive Director and Associate Portfolio Manager

Since February 2021

Sterling Capital Stratton Mid Cap Value Fund

Effective August 31, 2021, Andrew T. DiZio is appointed as co-portfolio Manager of Sterling Capital Stratton Mid Cap Value Fund.

Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Stratton Mid Cap Value Fund is hereby deleted and replaced with the following:

Portfolio Managers

Shawn M. Gallagher

Executive Director of Sterling Capital and Co-Portfolio Manager
Since November 2015

Andrew T. DiZio

Executive Director of Sterling Capital and Co-Portfolio Manager
Since August 2021

(formerly, Associate Portfolio Manager from November 2015 – August 2021)

STAT-SUP-0821

Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

Sterling Capital Stratton Real Estate Fund

Effective August 31, 2021, Shawn M. Gallagher is appointed as co-portfolio manager of Sterling Capital Stratton Real Estate Fund.

Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Sterling Capital Stratton Real Estate Fund is hereby deleted and replaced with the following:

Portfolio Managers

Andrew T. DiZio

Executive Director of Sterling Capital and Co-Portfolio Manager

Since November 2015

Shawn M. Gallagher

Executive Director of Sterling Capital and Co-Portfolio Manager

Since August 2021

(formerly, Associate Portfolio Manager from November 2015 – August 2021)

Sterling Capital SMID Opportunities Fund

Effective August 31, 2021, Lee D. Houser and James L. Curtis are appointed as co-portfolio managers of Sterling Capital SMID Opportunities Fund.

Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Sterling Capital SMID Opportunities Fund is hereby deleted and replaced with the following:

Portfolio Managers

Lee D. Houser, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager

Since August 2021

James L. Curtis, CFA

Director of Sterling Capital and Co-Portfolio Manager

Since August 2021

The following replaces the description of the Portfolio Managers set forth under “Fund Management—Portfolio Managers” in the Prospectuses with respect to the Sterling Capital Mid Value Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Real Estate Fund and Sterling Capital SMID Opportunities Fund, effective August 31, 2021:

Mid Value Fund. Patrick W. Rau, CFA, Managing Director, joined Sterling Capital Management in 2001 and has investment experience since 1993. Patrick has been the Co-Product Manager of Mid Value Fund since August 2021. Prior to joining Sterling, he worked at Bank of America Capital Management where he co-managed the Nations Convertible Securities Fund. Patrick received his A.B. in Political Science from Duke University and his M.B.A. from Vanderbilt University. He holds the Chartered Financial Analyst® designation.

William C. Smith, CFA, Executive Director, joined Sterling Capital Management in 2015 and has investment experience since 2002. William has been the Co-Product Manager of Mid Value Fund since August 2021 and was Associate Portfolio Manager of the Mid Value Fund from February 2021 to August 2021. Prior to joining Sterling, he was an executive director with Goldman Sachs in London as the lead sell side analyst covering the global media and telecommunications sector. Prior to Goldman Sachs, he worked for Jefferies International as the lead sell side analyst covering the global media sector. Will received his B.E. in Structural Engineering from Vanderbilt University and his M.B.A. from the London Business School. He holds the Chartered Financial Analyst® designation.

Lee D. Houser, CFA, Executive Director, joined Sterling Capital Management in 2006 and has investment experience since 1999. Lee is an associate portfolio manager for Sterling’s Fundamental Equity Mid Cap Value and Fundamental Equity Small Cap Value strategies. Prior to joining Sterling, he worked for ICM Asset Management as a senior research analyst. Previous work experience includes analyst positions at Redchip Research, Raymond James Financial, Inc. and also as a software engineer with Bell Atlantic Corp. Lee received his Bachelors of Science in Mathematics and Economics from James Madison University, where he was a summa cum laude graduate, and his M.B.A. from Duke University. He holds the Chartered Financial Analyst® designation.

Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

Stratton Mid Cap Value Fund, Stratton Real Estate Fund, and Stratton Small Cap Value Fund. Andrew T. DiZio, CFA, Executive Director, joined the Stratton Funds team of Stratton Management Company in 2012 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 2003. Andy is the Associate Portfolio Manager of the Stratton Small Cap Value. Andy has been the Co-Portfolio Manager of Stratton Real Estate and Stratton Mid Cap Value products since August 2021, and was Associate Portfolio Manager of Stratton Mid Cap Value Fund from November 2015 to August 2021. Prior to joining Stratton, he was vice president at Janney Montgomery Scott where he served as a Real Estate Investment Trust sector analyst. Andy received his B.S. in Finance with a minor in Economics from Pennsylvania State University. He holds the Chartered Financial Analyst® designation and is a member of the CFA® Society of Philadelphia and the CFA® Institute.

Shawn M. Gallagher, CFA, Executive Director, joined the Stratton Funds team of Stratton Management Company in 2005 and Sterling Capital Management as part of a business acquisition in 2015. He has investment experience since 2003. Shawn is the Associate Portfolio Manager of the Stratton Small Cap Value. Shawn has been the Co-Portfolio Manager of Stratton Real Estate and Stratton Mid Cap Value products since August 2021, and was the Associate Portfolio Manager of Stratton Real Estate Fund from November 2015 to August 2021. Prior to joining Stratton, he served as an analyst in AT&T's Financial Leadership Program. Shawn received his B.S. in Finance from Pennsylvania State University. He holds the Chartered Financial Analyst® designation and is a member of the CFA® Society of Philadelphia and the CFA® Institute.

Gerald M. Van Horn, CFA, Executive Director, joined the Stratton Funds team of Stratton Management Company in 1998 and Sterling Capital as part of a business acquisition in August 2015. He has been Lead Portfolio Manager for the Sterling Capital Stratton Small Cap Value Fund since inception on November 2015 and the Stratton Predecessor Fund* since 2000. He has been He has investment experience since 1996 and is a graduate of The College of New Jersey where he received his BA in Economics. He holds the Chartered Financial Analyst designation.

SMID Opportunities Fund. Lee D. Houser, CFA, Executive Director, joined Sterling Capital Management in 2006 and has investment experience since 1999. He has been Co-Portfolio Manager of SMID Opportunities Fund since August 2021. Prior to joining Sterling, he worked for ICM Asset Management as a senior research analyst. Previous work experience includes analyst positions at Redchip Research, Raymond James Financial, Inc. and also as a software engineer with Bell Atlantic Corp. Lee received his Bachelors of Science in Mathematics and Economics from James Madison University, where he was a summa cum laude graduate, and his M.B.A. from Duke University. He holds the Chartered Financial Analyst® designation.

James L. Curtis, CFA, Director, first worked at Sterling Capital Management from 1999 to 2001 and rejoined the firm in 2020. He has been Co-Portfolio Manager of the Sterling Capital SMID Opportunities Fund since August 2021. He has investment experience since 1996 and serves as an equity analyst on the fundamental equity team. Prior to rejoining Sterling, Jim was a portfolio manager and senior equity analyst at Putnam Investments, worked on the Raptor Global Fund at Tudor Investment Corporation and most recently founded and served as managing principal of Staghorn Capital Management acting as portfolio manager of a global long-short hedge fund. Jim received his B.S.B.A. in Finance from the University of North Carolina at Chapel Hill’s Kenan-Flagler Business School and his M.B.A. in Finance from Emory University’s Goizueta Business School. He holds the Chartered Financial Analyst® designation.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

STAT-SUP-0821